Note 2 - Basis of Presentation and Significant Accounting Policies (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-Sale, Total	$ 29,913,000		$ 29,913,000
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	14,973,000		14,973,000
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Five	14,940,000		14,940,000
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Total	138,072,000		138,072,000
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Year One	80,346,000		80,346,000
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, after Year One through Five	57,726,000		57,726,000
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%	0.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
Operating Expense [Member]
Operating Lease, Expense	$ 911,000	$ 990,000	$ 1,899,000	$ 1,871,000
General and Administrative Expense [Member]
Operating Lease, Expense	18,000	9,000	36,000	16,000
Advertising Expense	$ 121,000	$ 110,000	$ 224,000	$ 147,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Tenants	2	2	2	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Tenants [Member]
Concentration Risk, Percentage	88.00%	90.00%	89.00%	90.00%
Prepaid Expenses and Other Assets [Member]
Deferred Offering Costs	$ 0		$ 0		2,696,000
Deferred Rent Asset, Net, Current	$ 61,000		$ 61,000		$ 103,000
Asset under Construction [Member] | Sugar Land Phase I Project [Member]
Property, Plant and Equipment, Useful Life (Year)			28 years
Consolidated Subsidiaries [Member] | Sky Harbour LLC [Member]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%